Debentures (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 12,627,365	R$ 9,619,106	R$ 7,803,855
Gross debt	12,773,954	9,738,006
Transaction cost	(146,589)	(118,900)
Net debt	4,618,794	5,343,217
Notes and debentures issued	12,627,365	9,619,106
Debentures, current	2,025,110	1,225,649
Debentures, noncurent	10,602,255	8,393,457
Copel Ge T [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	4,982,090	3,807,334
Copel D I S [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	7,209,707	5,380,227
Debentures 5th Issue [Member] | Copel Ge T [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	82,619	157,327
Debentures 5th Issue [Member] | Copel D I S [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	678,738	647,092
Debentures 6th Issue [Member] | Copel Ge T [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	276,193	687,405
Debentures 6th Issue [Member] | Copel D I S [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,620,153	1,590,262
Debentures 7th Issue [Member] | Copel Ge T [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,598,771	1,579,711
Debentures 7th Issue [Member] | Copel D I S [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,397,531	1,535,469
Debentures 8th Issue [Member] | Copel Ge T [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,386,822	1,382,891
Debentures 8th Issue [Member] | Copel D I S [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,206,459	1,607,404
Debentures 9th Issue | Copel Ge T [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	1,637,685	0
Debentures 9th Issue | Copel D I S [Member] | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	2,306,826	0
Debentures 1st Issue [Member] | Copel Servicos | Personal guarantee [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	71,247	0
Debentures 1st Issue [Member] | Cutia [Member] | Real and personal guarantee and pledge of Copel GeT shares [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	327,685	349,555
Debentures 2nd Issue [Member] | Complexo Brisa [Member] | Real and personal guarantee and pledge of Copel GeT shares [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	R$ 183,225	R$ 200,890